CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents		$ 23,236	$ 15,598
Restricted cash		618	576
Short-term deposits		8,080	30,417
Prepaid expenses and other receivables		707	864
Total current assets		32,641	47,455
Long-term assets:
Long term prepaid expenses		2,028	139
Property and equipment, net		7,546	5,395
Total long-term assets		9,574	5,534
Total assets		42,215	52,989
CURRENT LIABILITIES:
Trade payables		1,203	964
Other payables and accrued expenses		3,202	1,124
Total current liabilities		4,405	2,088
LONG-TERM LIABILITIES:
Warrants to convertible preferred shares		18,623	5,366
Total liabilities		23,028	7,454
Commitments and Contingencies
Convertible Preferred shares of no-par value per share - Authorized: 25,348,176 shares as of December 31, 2020 and 2021; Issued and outstanding: 13,739,186 shares as of December 31, 2020 and 2021; *)		53,964	53,964
Shareholders' deficiency:
Additional paid-in capital	[1]	18,063	17,140
Accumulated deficit		(52,840)	(25,569)
Total shareholders' deficiency	[1]	(34,777)	(8,429)
Total liabilities, convertible preferred shares and shareholders' deficiency		$ 42,215	$ 52,989

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.